PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2023	September 30, 2022

Oil and natural gas properties, at cost	$10,473,886	$8,029,234
Construction in progress	-	460,306
Less: accumulated depletion	(267,941)	(184,658)
Oil and natural gas properties, net	10,205,945	8,304,882
Other property and equipment, at cost	205,315	127,542
Less: accumulated depreciation	(42,824)	(5,648)
Other property and equipment, net	162,491	121,894
Property and equipment, net	$10,368,436	$8,426,776

Property and equipment consisted of the following:

	September 30, 2022	September 30, 2021

Oil and natural gas properties, at cost	$8,029,234	$6,723,778
Construction in progress	460,306	-
Less: accumulated depletion	(184,658)	(84,803)
Oil and natural gas properties, net	8,304,882	6,638,975
Other property and equipment, at cost	127,542	-
Less: accumulated depreciation	(5,648)	-
Other property and equipment, net	121,894	-
Property and equipment, net	$8,426,776	$6,638,975